Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Changes in Debt Instruments

The following table sets forth a summary of the debt instruments and their changes during the nine months ended September 30, 2025 and 2024 (in thousands):

	Convertible Notes	Loan Payable - Related Party	Tasly Convertible Debt - Related Party	Convertible promissory note - related party	Senior Notes	Promissory Notes	PPP Loan

Balance at January 1, 2025	$18,419	$—	$2,234	—	$25,268	910	$1,376
Issuance of debt	—	11,000	—	—	1,350	100	—
Debt repayments	—	(610)	—	—	(443)	—	—
Change in fair value	—	71	(27)	(242)	—	—	—
Conversion of debt to equity	(19,612)	—	—	—	(27,279)	—
Debt assumed in connection with reverse recapitalization	—	3,898	—	2,162	—	—	—
Stated interest	1,193	—	—	—	1,258	35	10
Balance at September 30, 2025	(0)	14,359	2,207	1,920	154	1,045	1,386

Less: Current portion	—	—	2,207	1,920	154	1,045	1,386
Long term debt	$(0)	$14,359	$—	$—	$—	—	—
Accounting basis	Effective interest method	Fair value option	Fair value option	Fair value option	Effective interest method	Simple interest method	Compounding Interest
Interest rate	12	10	24	—	0-12	0-12	1
Conversion price(s) per share 1	$7.00	various	$0.50	—	$0.50, 2.22, and 4.0	—	—
Maturity	7/11/2025	1/11/2027	7/11/2025	1/11/2026	7/11/2025	7/11/2025	5/25/2026
	Convertible Notes	Tasly Convertible Debt - Related Party at fair value	Senior Convertible Notes	Promissory Notes	PPP Loan

Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	2,110	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	427	—	—	—
Stated interest	993	—	1,521	46	10
Amortization of debt discount and issuance costs	2	—	—	—	—
Balance at September 30, 2024	17,311	2,157	23,636	895	1,372

Less: Current portion	17,311	2,157	23,636	895	1,372
Long term debt	$—	$—	$—	$—	$—

The following table sets forth a summary of the debt instruments (which are all classified as current liabilities in the accompanying consolidated balance sheets and their changes during the years ended December 31, 2024 and 2023 (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2023	$13,981	$—	$15,149	$576	$1,326
Issuance of debt	—	1,600	3,235	375	—
Debt repayments	—	—	—	(151)	—
Change in fair value	—	22	—	—	—
Stated interest	1,820	92	1,771	49	36
Amortization of debt discount and issuance costs	515	—	—	—	—
Balance at December 31, 2023	16,316	1,714	20,155	849	1,362

Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	3,210	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	311	—	—	—
Stated interest	2,057	193	2,053	61	14
Amortization of debt discount and issuance costs	46	—	—	—	—
Balance at December 31, 2024	$18,419	$2,234	$25,268	$910	$1,376

Less: Current portion	18,419	2,234	25,268	910	1,376
Long term debt	$—	$—	$—	$—	$—

Schedule of Future Minimum Payments for the Convertible Notes Payable

As of December 31, 2024, future minimum payments for the convertible notes payable were as follows (in thousands):

	Convertible Notes	Tasly Convertible Debt	Senior Notes
Total future principal payments	$19,533	$1,998	$24,396
Add: fair value remeasurement	—	333	—
Add (less): unamortized debt (premium) discount	(2)	—	2,055
Less: interest	(1,112)	(97)	(1,183)
Total convertible notes payable	$18,419	$2,234	$25,268

Schedule of Contractual Future Minimum Payments for the PPP Loan	As of September 30, 2025, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):
Year Ending December 31,	Amount

2025	$1,241
2026	145
Total	$1,386
As of December 31, 2024, the contractual future minimum payments for the PPP Loan 2 were as follows (in thousands):
Year Ending December 31,	Amount
2025	1,231
2026	145
Total	$1,376